Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Changes in the carrying value of goodwill by reporting segment
Goodwill, Beginning balance	$ 208	$ 186
Impairment charge	(22)
Goodwill, Ending balance	186	186
Property and Casualty Insurance [Member]
Changes in the carrying value of goodwill by reporting segment
Goodwill, Beginning balance	152	152
Impairment charge	0
Goodwill, Ending balance	152	152
Annuity and Supplemental Insurance [Member]
Changes in the carrying value of goodwill by reporting segment
Goodwill, Beginning balance	56	34
Impairment charge	(22)
Goodwill, Ending balance	$ 34	$ 34